UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   April 29, 2008


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $32108


List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      440     5555 SH       SOLE                     5555
AT&T                           COM              00206R102      220     5750 SH       SOLE                     5750
American Intl. Group           COM              026874107      361     8348 SH       SOLE                     8348
Amgen Inc.                     COM              031162100      537    12855 SH       SOLE                    12855
Anheuser-Busch Cos.            COM              035229103      502    10570 SH       SOLE                    10570
Argon ST, Inc.                 COM              040149106      196    11550 SH       SOLE                    11550
Avon Products Inc.             COM              054303102      732    18520 SH       SOLE                    18520
BHP Billiton Ltd.              COM              088606108      527     8000 SH       SOLE                     8000
Bank of America                COM              060505104      711    18764 SH       SOLE                    18764
CB Richard Ellis Group         COM              12497T101      200     9260 SH       SOLE                     9260
CVS Caremark Corp.             COM              126650100      496    12237 SH       SOLE                    12237
Cadbury Schweppes              COM              127209302      457    10335 SH       SOLE                    10335
Caterpillar                    COM              149123101      404     5160 SH       SOLE                     5160
Chevron Corp.                  COM              166764100      232     2720 SH       SOLE                     2720
Cisco Systems Inc.             COM              17275R102      307    12755 SH       SOLE                    12755
Citizens Communications        COM              17453B101      265    25245 SH       SOLE                    25245
Colgate-Palmolive Co.          COM              194162103      516     6625 SH       SOLE                     6625
ConocoPhillips                 COM              20825C104      477     6257 SH       SOLE                     6257
Diebold Inc.                   COM              253651103      504    13425 SH       SOLE                    13425
DuPont (E.I.)                  COM              263534109      581    12427 SH       SOLE                    12427
Duke Energy                    COM              26441C105      324    18157 SH       SOLE                    18157
EMCOR Group Inc.               COM              29084Q100      201     9030 SH       SOLE                     9030
Eli Lilly                      COM              532457108      261     5060 SH       SOLE                     5060
Entercom Communications        COM              293639100      316    31840 SH       SOLE                    31840
Exxon Mobil Corp.              COM              30231G102     1600    18920 SH       SOLE                    18920
First Cash Finl. Svcs.         COM              31942D107      109    10560 SH       SOLE                    10560
Gatehouse Media                COM              367348109      136    23220 SH       SOLE                    23220
General Electric               COM              369604103      775    20935 SH       SOLE                    20935
Gruma S.A.B. de C.V.           COM              400131306      185    19305 SH       SOLE                    19305
Harsco Corp.                   COM              415864107      221     3990 SH       SOLE                     3990
Herley Industries              COM              427398102      187    18125 SH       SOLE                    18125
Hewlett-Packard Co.            COM              428236103      357     7810 SH       SOLE                     7810
Home Depot Inc.                COM              437076102      224     7993 SH       SOLE                     7993
Hornbeck Offshore Svcs.        COM              440543106      222     4855 SH       SOLE                     4855
II-VI Inc.                     COM              902104108      299     7870 SH       SOLE                     7870
Int'l Business Machines        COM              459200101      253     2201 SH       SOLE                     2201
Intel Corp.                    COM              458140100      300    14166 SH       SOLE                    14166
Johnson & Johnson              COM              478160104     1137    17533 SH       SOLE                    17533
Kimberly-Clark                 COM              494368103      215     3325 SH       SOLE                     3325
Kinder Morgan Mgmt             COM              49455U100      327     6420 SH       SOLE                     6420
Legg Mason                     COM              524901105      325     5810 SH       SOLE                     5810
Mattel Inc.                    COM              577081102      341    17140 SH       SOLE                    17140
Medtronic Inc.                 COM              585055106      451     9330 SH       SOLE                     9330
Met-Pro Corp.                  COM              590876306      243    21656 SH       SOLE                    21656
Microsoft Corp.                COM              594918104      997    35132 SH       SOLE                    35132
Miv Therapeutics               COM              55306V106        3    10000 SH       SOLE                    10000
Moog, Inc., Cl. A              COM              615394202      253     6005 SH       SOLE                     6005
NY Cmnty Bancorp               COM              649445103      353    19350 SH       SOLE                    19350
Nabors Industries              COM              G6359F103      384    11383 SH       SOLE                    11383
Natl. Penn Bancshares          COM              637138108      410    22517 SH       SOLE                    22517
Nautilus, Inc.                 COM              63910B102       39    11790 SH       SOLE                    11790
NetGear                        COM              64111Q104      241    12080 SH       SOLE                    12080
Novartis AG                    COM              66987V109      487     9505 SH       SOLE                     9505
OSI Systems Inc.               COM              671044105      267    11580 SH       SOLE                    11580
Pepco Hldgs Inc.               COM              713291102      219     8850 SH       SOLE                     8850
PepsiCo Inc.                   COM              713448108      752    10409 SH       SOLE                    10409
Pfizer Inc.                    COM              717081103      704    33650 SH       SOLE                    33650
Procter & Gamble               COM              742718109      857    12235 SH       SOLE                    12235
QUALCOMM Inc.                  COM              747525103      292     7130 SH       SOLE                     7130
RGC Resources                  COM              74955L103      248     9089 SH       SOLE                     9089
Reddy Ice Hldgs.               COM              75734R105      164    12620 SH       SOLE                    12620
Regal Entertainment            COM              758766109      508    26315 SH       SOLE                    26315
SAIC, Inc.                     COM              78390x101      527    28360 SH       SOLE                    28360
Simon Property Group           COM              828806109      379     4074 SH       SOLE                     4074
Sony Corp.                     COM              835699307      347     8648 SH       SOLE                     8648
Spectra Energy                 COM              847560109      340    14940 SH       SOLE                    14940
Sprint Nextel                  COM              852061100      168    25100 SH       SOLE                    25100
Standard Register              COM              853887107      183    23540 SH       SOLE                    23540
TechTeam Global                COM              878311109      227    25025 SH       SOLE                    25025
Telecom New Zealand            COM              879278208      280    18842 SH       SOLE                    18842
TrustCo Bank                   COM              898349105      301    33865 SH       SOLE                    33865
UST Inc.                       COM              902911106      326     5980 SH       SOLE                     5980
Unilever N.V.                  COM              904784709      282     8348 SH       SOLE                     8348
United Technologies            COM              913017109      555     8059 SH       SOLE                     8059
Verizon Communications         COM              92343V104      860    23585 SH       SOLE                    23585
Vornado Realty Trust           COM              929042109      296     3435 SH       SOLE                     3435
Wachovia Corp.                 COM              929903102      249     9226 SH       SOLE                     9226
Wal-Mart Stores                COM              931142103      606    11505 SH       SOLE                    11505
Wells Fargo & Co.              COM              949746101      339    11646 SH       SOLE                    11646
Western Union                  COM              959802109      458    21530 SH       SOLE                    21530
Wyeth                          COM              983024100      289     6922 SH       SOLE                     6922
iShr MSCI Emerging Mkts        COM              464287234      245     1820 SH       SOLE                     1820